LEASES - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASES
Operating cash flows from operating leases	¥ 45,737	¥ 44,548